Related-party Information (Schedule of Transactions with Related Parties (Excluding Associates)) (Details) - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Sales of electricity	$ 80,269	$ 102,443	$ 148,119
Administrative expenses	393	331	614
Sales of gas	6,868	31,296	29,873
Financing expenses, net	(2,091)	18,444	14,475
Repayment of loan to Ansonia	(77,085)
Repayment of loan to IC	$ (239,971)